SHARE CAPITAL - Summary of measurement of stock option fair value assumptions (Details) - CAD ($) $ / shares in Units, $ in Thousands													12 Months Ended
	Nov. 16, 2022	Sep. 30, 2022	Aug. 15, 2022	Jun. 30, 2022	Mar. 08, 2022	Mar. 04, 2022	Dec. 31, 2021	Sep. 30, 2021	Sep. 27, 2021	Aug. 18, 2021	Aug. 16, 2021	Jun. 28, 2021	Mar. 31, 2023	Mar. 31, 2022
Disclosure of classes of share capital [line items]
Risk free interest rate, share options granted										0.82%	0.81%	0.98%
Expected volatility, share options granted										95.00%	95.00%	95.00%
Option life, share options granted										5.00	5.00	5.00
Expected dividend as percentage, share options granted										0.00%	0.00%	0.00%
Weighted average share price, share options granted										$ 2.42	$ 2.48	$ 2.90
Exercise price, share options granted										$ 2.48	$ 2.48	$ 2.90
Weighted average fair value at measurement date, share options granted										$ 519	$ 383	$ 7,994	$ 27,283
Summary of measurement of stock option fair value assumptions	The estimated grant date fair value was determined to be $53, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.78%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.58
Exercise price	$0.91
The estimated grant date fair value was determined to be $110, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.78%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.58
Exercise price	$0.75
The estimated grant date fair value was determined to be $102, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.72%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.67
Exercise price	$0.75
The estimated grant date fair value was determined to be $98, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.32%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$0.67
Exercise price	$1.00
The estimated grant date fair value was determined to be $14, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	2.88%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$0.97
Exercise price	$1.00
The aggregate estimated grant date fair value was determined to be $32, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.10%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$0.72
Exercise price	$1.00
The estimated grant date fair value was determined to be $183, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.14%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.72
Exercise price	$0.90
The estimated grant date fair value was determined to be $878, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.46%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$1.13
Exercise price	$1.13
The estimated grant date fair value was determined to be $36, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.25%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$1.50
Exercise price	$3.15
The estimated grant date fair value was determined to be $878, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.11%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.78
Exercise price	$3.15
The estimated grant date fair value was determined to be $48, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.53%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	1.75
Expected dividend yield	0.00%
Share price	$2.78
Exercise price	$2.78
The estimated grant date fair value was determined to be $1,186, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.06%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.87
Exercise price	$3.15
The estimated grant date fair value was determined to be $403, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.06%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.87
Exercise price	$2.87
The estimated grant date fair value was determined to be $519, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.82%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.42
Exercise price	$2.48
The estimated grant date fair value was determined to be $383, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.81%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.48
Exercise price	$2.48
The aggregate estimated grant date fair value was determined to be $7,994, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.98%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.90
Exercise price	$2.90
85.00	The estimated grant date fair value was determined to be $38, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.46%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$1.13
Exercise price	$3.15
The estimated grant date fair value was determined to be $295, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.61%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$1.02
Exercise price	$1.02

Employees
Disclosure of classes of share capital [line items]
Expected volatility, share options granted								95.00%
Option life, share options granted								5.00
Expected dividend as percentage, share options granted								0.00%
Weighted average share price, share options granted								$ 2.78
Exercise price, share options granted								$ 3.15
Employees
Disclosure of classes of share capital [line items]
Risk free interest rate, share options granted				3.10%		1.46%	1.25%	1.11%	1.06%
Expected volatility, share options granted				95.00%		95.00%	95.00%		95.00%
Option life, share options granted				5.00		5	5		5.00
Expected dividend as percentage, share options granted				0.00%		0.00%	0.00%		0.00%
Weighted average share price, share options granted				$ 0.72		$ 1.13	$ 1.50		$ 2.87
Exercise price, share options granted				$ 1.00		$ 3.15	$ 3.15		$ 3.15
Weighted average fair value at measurement date, share options granted				$ 32		$ 38	$ 36	$ 878	$ 1,186
Director
Disclosure of classes of share capital [line items]
Risk free interest rate, share options granted									1.06%
Expected volatility, share options granted									95.00%
Option life, share options granted									5.00
Expected dividend as percentage, share options granted									0.00%
Weighted average share price, share options granted									$ 2.87
Exercise price, share options granted									$ 2.87
Weighted average fair value at measurement date, share options granted									$ 403
Consultants
Disclosure of classes of share capital [line items]
Risk free interest rate, share options granted	3.78%	3.72%	3.11%	3.14%			1.25%
Expected volatility, share options granted	85.00%	85.00%	85.00%	85.00%			95.00%
Option life, share options granted	3	3	3	3			5
Expected dividend as percentage, share options granted	0.00%	0.00%	0.00%	0.00%			0.00%
Weighted average share price, share options granted	$ 0.58	$ 0.67	$ 0.97	$ 0.72			$ 1.50
Exercise price, share options granted	$ 0.91	$ 0.75	$ 1.00	$ 0.90			$ 1.50
Weighted average fair value at measurement date, share options granted							$ 1,352	$ 715
Consultant
Disclosure of classes of share capital [line items]
Risk free interest rate, share options granted					1.61%			0.53%
Expected volatility, share options granted					95.00%			85.00%
Option life, share options granted					5			1.75
Expected dividend as percentage, share options granted					0.00%			0.00%
Weighted average share price, share options granted					$ 1.02			$ 2.78
Exercise price, share options granted					$ 1.02			$ 2.78
Weighted average fair value at measurement date, share options granted	$ 53	$ 102	$ 429	$ 183	$ 295			$ 48
Summary of measurement of stock option fair value assumptions	The estimated grant date fair value was determined to be $429, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.11%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.97
Exercise price	$1.00

Executive officers and consultants
Disclosure of classes of share capital [line items]
Risk free interest rate, share options granted						1.46%
Expected volatility, share options granted						95.00%
Option life, share options granted						5
Expected dividend as percentage, share options granted						0.00%
Weighted average share price, share options granted						$ 1.13
Exercise price, share options granted						$ 1.13
Weighted average fair value at measurement date, share options granted						$ 878
Consultant two
Disclosure of classes of share capital [line items]
Risk free interest rate, share options granted								0.41%
Expected volatility, share options granted								85.00%
Option life, share options granted								1.25
Expected dividend as percentage, share options granted								0.00%
Weighted average share price, share options granted								$ 2.78
Exercise price, share options granted								$ 2.78
Weighted average fair value at measurement date, share options granted	$ 110
Employee
Disclosure of classes of share capital [line items]
Risk free interest rate, share options granted	3.78%	3.32%	2.88%
Expected volatility, share options granted	85.00%	95.00%	95.00%
Option life, share options granted	3	5	5
Expected dividend as percentage, share options granted	0.00%	0.00%	0.00%
Weighted average share price, share options granted	$ 0.58	$ 0.67	$ 0.97
Exercise price, share options granted	$ 0.75	$ 1.00	$ 1.00
Weighted average fair value at measurement date, share options granted		$ 98	$ 14